Debt Securities in Issue - Summary of Movement in Subordinated Bonds (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Debt Securities In Issue [abstract]
Subordinated bonds at beginning of period	¥ 1,610,507	¥ 1,707,025
Cash flows:
Proceeds from issuance of subordinated bonds		104,866	¥ 244,315
Redemption of subordinated bonds	(26,721)	(180,034)	(371,640)
Non-cash changes:
Foreign exchange translations	10,803	(11,138)
Others	738	(10,212)
Subordinated bonds at end of period	¥ 1,595,327	¥ 1,610,507	¥ 1,707,025